SHARE CAPITAL - Authorized share capital and Issued share Capital (Details) $ / shares in Units, $ in Thousands							1 Months Ended			8 Months Ended	12 Months Ended		13 Months Ended
		Feb. 28, 2025 shares	Aug. 30, 2024 CAD ($) $ / shares shares	Apr. 02, 2024 CAD ($) $ / shares shares	Mar. 10, 2021 shares	Sep. 12, 2018 tranches	Aug. 31, 2024 CAD ($) shares	Jan. 31, 2024 CAD ($) $ / shares shares	Nov. 30, 2023 CAD ($) tranches $ / shares shares	Aug. 30, 2024 CAD ($) shares	Sep. 30, 2024 CAD ($) shares		Sep. 30, 2023 CAD ($) shares	Aug. 31, 2022 shares
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares											108,585,492		81,161,630
Number of shares outstanding (in shares) | shares	[1]										108,585,492		81,161,630	78,453,879
Issued capital											$ 852,891		$ 776,906
Private placement (in shares) | shares					14,584,098						17,322,915	[1]
Number of tranches | tranches						3
Share issuance costs				$ 668
Share issuance costs allocated to derivative liabilities and preferred shares											$ 937		0
Proceeds from unit financing				$ 28,800
Unit financing, net of issue costs (in shares) | shares				8,901,000							8,901,000	[1]
Units issued in the period, price per unit (in CAD per share) | $ / shares				$ 3.23
Number of units, including units sold pursuant to the full exercise of the over-allotment option granted (in shares) | shares				1,161,000
Number of common shares included in each unit (in shares) | shares				1
Warrant term				4 years
Warrant exercise price (in CAD per share) | $ / shares				$ 3.65
Liabilities											$ 101,871		26,832
Shares issued to former shareholders of EIC, net of issue costs (in shares) | shares											2,621,370
Edibles and Infusions Corporation
Disclosure of classes of share capital [line items]
Share issuance costs											$ 19		$ 19
Shares issued to former shareholders of EIC, net of issue costs (in shares) | shares	[1]												2,621,370
EIC Share Purchase Agreement
Disclosure of classes of share capital [line items]
Proceeds from issuing shares											6,500
Unit offering, warrants
Disclosure of classes of share capital [line items]
Share issuance costs allocated to derivative liabilities and preferred shares				$ 668
Issued capital, ordinary shares				20,953
Unit offering, transaction costs				$ 2,464
Cash commission, percentage				4.70%
Cash commission				$ 1,366
Share issuance costs allocated to common shares				1,796
Derivative liability, warrants
Disclosure of classes of share capital [line items]
Derivative liabilities				7,798							7,772
Liabilities				$ 7,798
British American Tobacco, Plc
Disclosure of classes of share capital [line items]
Investment received from related party									$ 124,600
Private placement (in shares) | shares									38,679,525
Issuance of shares through private placement, price per share (CAD per share) | $ / shares								$ 3.2203	$ 3.2203
Number of tranches | tranches									3
Period extension to exercise certain top-up rights								12 months
British American Tobacco, Plc | Non-voting class A preference shares
Disclosure of classes of share capital [line items]
Derivative liabilities			$ 31,594					$ 1,921		$ 31,594
Financial liability derecognized							$ 4,339
British American Tobacco, Plc | First
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares								12,893,175
Issuance of shares through private placement, price per share (CAD per share) | $ / shares								$ 3.2203
Proceeds from issuing shares								$ 41,520
Share issuance costs								420
Private placement, transaction costs								1,259
Share issuance costs allocated to derivative liabilities and preferred shares								$ 19
Percentage of eligibility to appoint board of directors								30.00%
British American Tobacco, Plc | Second and third | Prepaid Expenses and Deposits
Disclosure of classes of share capital [line items]
Share issuance costs								$ 820
British American Tobacco, Plc | Second
Disclosure of classes of share capital [line items]
Private placement (in shares) | shares							8,463,435
Issuance of shares through private placement, price per share (CAD per share) | $ / shares			$ 3.2203
Proceeds from issuing shares			$ 41,582
British American Tobacco, Plc | Second | Prepaid Expenses and Deposits
Disclosure of classes of share capital [line items]
Private placement, transaction costs			$ 410
British American Tobacco, Plc | Third | Major ordinary share transactions
Disclosure of classes of share capital [line items]
Private placement (in shares) | shares		12,893,175
British American Tobacco, Plc | Third | Non-voting class A preference shares
Disclosure of classes of share capital [line items]
Derivative liabilities											$ 4,771
British American Tobacco, Plc | First and second
Disclosure of classes of share capital [line items]
Proceeds from issuing shares										$ 83,102
British American Tobacco, Plc | Ordinary shares | Second
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares			4,429,740							4,429,740
Private placement, transaction costs			$ 141
British American Tobacco, Plc | Preferred shares
Disclosure of classes of share capital [line items]
Private placement (in shares) | shares							8,463,435
British American Tobacco, Plc | Preferred shares | Second
Disclosure of classes of share capital [line items]
Issued share capital (in shares) | shares			8,463,435							8,463,435
Private placement, transaction costs			$ 269
British American Tobacco, Plc | Minimum | Ordinary shares
Disclosure of classes of share capital [line items]
Equity interest acquired									30.00%

[1]	[1] The Company implemented a consolidation of its common shares in July 2023 and the number of common shares have been retrospectively adjusted. Refer to Note 1 for further information.